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                               THE MERGER FUND
                            100 SUMMIT LAKE DRIVE
                           VALHALLA, NEW YORK 10595

                       SUPPLEMENT DATED OCTOBER 5, 2001
                     TO PROSPECTUS DATED JANUARY 24, 2001

Effective October 5, 2001, The Merger Fund (the "Fund") has reopened to new investors. The Fund's Prospectus dated January 24, 2001 is hereby amended to delete the section of the Risk/Return Summary on page 1 entitled "Closure of the Fund."

The Fund reserves the right to close to new investors at any time.